UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Funds
Target Date Retirement Series

[photo – U.S. Capitol building]

Semi-annual report for the six months ended April 30, 2008

American Funds Target Date Retirement Series® seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2008 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the annualized gross and net expense ratios for the period ended October 31, 2007.

			Gross	Net
			expense	expense
Class A shares	1 year	Lifetime*	ratio	ratio

American Funds 2050 Target Date Retirement Fund®	–5.21%	–4.51%	1.21%	.77%
American Funds 2045 Target Date Retirement Fund®	–5.31	–4.52	1.49	.77
American Funds 2040 Target Date Retirement Fund®	–5.25	–4.47	1.14	.77
American Funds 2035 Target Date Retirement Fund®	–5.28	–4.50	1.07	.77
American Funds 2030 Target Date Retirement Fund®	–5.45	–4.64	1.03	.77
American Funds 2025 Target Date Retirement Fund®	–5.61	–4.71	1.02	.77
American Funds 2020 Target Date Retirement Fund®	–5.22	–4.37	1.01	.78
American Funds 2015 Target Date Retirement Fund®	–4.69	–3.83	1.02	.78
American Funds 2010 Target Date Retirement Fund®	–4.94	–4.04	1.00	.77

*Since February 1, 2007.

Expense ratios are annualized and include the weighted average expenses of the underlying funds in which each fund invests. The series’ investment adviser is waiving its management fees and has reimbursed certain expenses. The gross annual fund operating expense ratios do not reflect the fee waiver and expense reimbursements currently in effect. Fund results and the net expense ratios do reflect the waiver and/or reimbursements, without which the results would have been lower and the net expense ratios would have been higher. The waiver and/or reimbursements may be discontinued at any time, but they are expected to continue at the current level until further review, which will be conducted with the series’ board as circumstances warrant. Please see the series’ prospectus or the Financial Highlights table on pages 28 to 31 for details.

The funds may be subject to an allocation strategy that will not meet an investor’s retirement goals. For an investor who is approaching retirement or taking distributions, each fund’s equity exposure may result in investment volatility that could reduce available retirement assets at a time when the investor has a need to withdraw funds. For an investor who is further from retirement, there is a risk that a fund’s allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving retirement goals.

Most investments carry some degree of risk as more fully described in the prospectus. For example, equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to certain risks, such as currency fluctuations. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of the U.S. Government Securities Fund are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios.

Fellow shareholders:

Most stock markets around the globe declined during the six-month period as deteriorating credit conditions and multiple economic slowdowns in many countries increased concern over the health of the world economy. Diversification helped the American Funds Target Date Retirement Series, though in negative territory, to hold up well relative to the unmanaged Standard & Poor’s 500 Composite Index. Each of the funds outpaced the S&P 500 during the six-month period. During the 12-month period ending April 30, 2008, they outpaced the S&P 500 by more than five percentage points.

Based on our belief that even retirees are long-term investors, American Funds target date funds have a significant equity allocation in order to provide greater opportunities for potential growth over the long term. We’re gratified that this approach, in part, resulted in four of the target date funds slightly outpacing the Lipper mixed-asset target date fund indexes for the past six-month period and six of the funds strongly outpacing them over the past 12 months (see the table below).

Results at a glance (for periods ended April 30, 2008,
with all distributions reinvested)
			Average annual
			total returns
	Total returns		Lifetime
	Six months	1 year	(since 2/1/07)

American Funds Target
Date Retirement Series
(Class A shares):
2050 Fund	–8.56%	0.70%	3.55%
2045 Fund	–8.49	0.78	3.62
2040 Fund	–8.52	0.65	3.59
2035 Fund	–8.55	0.52	3.56
2030 Fund	–8.46	0.45	3.42
2025 Fund	–8.37	0.37	3.36
2020 Fund	–7.70	0.57	3.45
2015 Fund	–6.40	0.92	3.57
2010 Fund	–6.14	0.48	3.21

Standard & Poor’s
500 Composite Index	–9.63	–4.68	–1.48

MSCI EAFE Index	–8.99	–1.31	4.27

Lehman Brothers
U.S. Aggregate Index	4.08	6.87	7.29

Lipper mixed-asset
target indexes:
2030+ funds	–9.73	–3.75	–0.36
2030 funds	–8.28	–2.45	0.75
2020 funds	–3.74	1.03	2.83
2010 funds	–3.05	1.13	3.05

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index designed to measure developed market equity performance. The Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade, fixed-rate bond market. The Lipper indexes track target date funds in 10-year increments; their results reflect the effect of reinvested distributions, but not sales charges. Market indexes are unmanaged and their results reflect the effect of reinvested distributions, but not sales charges, commissions or expenses.

About the funds

Each actively managed American Funds target date fund is designed to provide investors with a single diversified retirement investment aligned most closely to their anticipated retirement date. Our investment professionals have created a long-term investment strategy utilizing the funds in the American Funds family, which, over the years, have experienced lower volatility in down equity markets. They monitor this strategy on an ongoing basis, making changes when market conditions warrant. Over time, the blend of each fund is adjusted to reflect an appropriate level of risk. You can see each target date fund’s current allocation of underlying funds beginning on page 3.

With life expectancies growing, many of us can expect a retirement that lasts 20, 30 or more years. While stability remains an important and ongoing concern, the target date funds seek to generate returns that stay well ahead of inflation. Thus, we intend to maintain an appropriate allocation of equities throughout the lifetime of the funds.

On a final note, we would like to extend a welcome to our new shareholders. You have joined a group of investors who have turned to a single, diversified investment option to balance total return and stability over time. Even though the series was only introduced early last year, it is now one of the largest target date programs in the country. Accordingly, we would like to thank all of our shareholders for their confidence and support.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman of the Board

/s/ Michael J. Downer

Michael J. Downer
President

June 12, 2008

For current information about the series, visit americanfunds.com.

Investment strategy for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for income, total return and stability. Each of the nine target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years following retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on the opposite page show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner.

[begin bar chart]
Current Category Allocation	2050-2035	2030	2025	2020	2015	2010	Retirement	5	10	15	20	25	30
Growth funds	40%	40%	40%	35%	25%	20%	10%	5%	0%	0%	0%	0%	0%
Growth-and-income funds	45%	40%	35%	35%	35%	35%	30%	30%	25%	20%	10%	5%	0%
Equity-income/Balanced funds	10%	15%	20%	20%	20%	20%	25%	25%	30%	30%	35%	35%	40%
Bond funds	5%	5%	5%	10%	20%	25%	35%	40%	45%	50%	55%	60%	60%
[end bar chart]

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee will continually monitor the underlying fund allocations in each target date fund, and if necessary, make changes in response to market conditions.

American Funds 2050 Target Date Retirement Fund
Investment portfolio, April 30, 2008
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Appropriate for investors who plan to retire in or near 2050.
[end pie chart]

	Shares	Market value (000)	Percent of net assets
Fund investments

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	324,721	$6,137	7.0%
EuroPacific Growth Fund, Class R-5	71,702	3,507	4.0
The Growth Fund of America, Inc., Class R-5	186,259	6,137	7.0
The New Economy Fund, Class R-5	138,964	3,506	4.0
New Perspective Fund, Inc., Class R-5	187,913	6,137	7.0
New World Fund, Inc., Class R-5	61,045	3,521	4.0
SMALLCAP World Fund, Inc., Class R-5	162,878	6,137	7.0
		35,082	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	162,298	4,385	5.0
Capital World Growth and Income Fund, Inc., Class R-5	204,872	8,770	10.0
Fundamental Investors, Inc., Class R-5	216,344	8,771	10.0
The Investment Company of America, Class R-5	282,922	8,771	10.0
Washington Mutual Investors Fund, Inc., Class R-5	274,768	8,771	10.0
		39,468	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	191,080	3,509	4.0
Capital Income Builder, Inc., Class R-5	44,296	2,631	3.0
The Income Fund of America, Inc., Class R-5	143,232	2,631	3.0
		8,771	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	321,267	4,385	5.0

Total investment securities (cost: $92,667,000)		87,706	100.0
Other assets less liabilities		(64)	.0

Net assets		$87,642	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, April 30, 2008

unaudited
[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Appropriate for investors who plan to retire in or near 2045.
[end pie chart]

	Shares	Market value (000)	Percent of net assets

Fund investments

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	235,638	$4,454	7.0%
EuroPacific Growth Fund, Class R-5	52,052	2,545	4.0
The Growth Fund of America, Inc., Class R-5	135,161	4,453	7.0
The New Economy Fund, Class R-5	100,816	2,544	4.0
New Perspective Fund, Inc., Class R-5	136,361	4,453	7.0
New World Fund, Inc., Class R-5	44,332	2,557	4.0
SMALLCAP World Fund, Inc., Class R-5	118,194	4,454	7.0
		25,460	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	117,775	3,182	5.0
Capital World Growth and Income Fund, Inc., Class R-5	148,709	6,366	10.0
Fundamental Investors, Inc., Class R-5	156,999	6,365	10.0
The Investment Company of America, Class R-5	205,315	6,365	10.0
Washington Mutual Investors Fund, Inc., Class R-5	199,397	6,365	10.0
		28,643	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	138,680	2,546	4.0
Capital Income Builder, Inc., Class R-5	32,149	1,909	3.0
The Income Fund of America, Inc., Class R-5	103,956	1,910	3.0
		6,365	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	233,018	3,181	5.0

Total investment securities (cost: $66,587,000)		63,649	100.0
Other assets less liabilities		29	.0

Net assets		$63,678	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, April 30, 2008
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Appropriate for investors who plan to retire in or near 2040.
[end pie chart]

	Shares	Market value (000)	Percent of net assets

Fund investments

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	580,241	$10,967	7.0%
EuroPacific Growth Fund, Class R-5	128,302	6,274	4.0
The Growth Fund of America, Inc., Class R-5	332,824	10,967	7.0
The New Economy Fund, Class R-5	248,332	6,265	4.0
New Perspective Fund, Inc., Class R-5	335,780	10,966	7.0
New World Fund, Inc., Class R-5	109,273	6,303	4.0
SMALLCAP World Fund, Inc., Class R-5	291,045	10,967	7.0
		62,709	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	289,914	7,833	5.0
Capital World Growth and Income Fund, Inc., Class R-5	366,609	15,695	10.0
Fundamental Investors, Inc., Class R-5	386,617	15,673	10.0
The Investment Company of America, Class R-5	505,595	15,673	10.0
Washington Mutual Investors Fund, Inc., Class R-5	491,023	15,674	10.0
		70,548	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	341,444	6,269	4.0
Capital Income Builder, Inc., Class R-5	79,142	4,701	3.0
The Income Fund of America, Inc., Class R-5	255,909	4,701	3.0
		15,671	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	576,538	7,870	5.0

Total investment securities (cost: $164,197,000)		156,798	100.0
Other assets less liabilities		(44)	.0

Net assets		$156,754	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, April 30, 2008
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Appropriate for investors who plan to retire in or near 2035.
[end pie chart]

	Shares	Market value (000)	Percent of net assets

Fund investments

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	797,800	$15,079	7.0%
EuroPacific Growth Fund, Class R-5	176,107	8,612	4.0
The Growth Fund of America, Inc., Class R-5	457,615	15,079	7.0
The New Economy Fund, Class R-5	341,282	8,611	4.0
New Perspective Fund, Inc., Class R-5	461,679	15,078	7.0
New World Fund, Inc., Class R-5	149,955	8,649	4.0
SMALLCAP World Fund, Inc., Class R-5	400,170	15,078	7.0
		86,186	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	398,668	10,772	5.0
Capital World Growth and Income Fund, Inc., Class R-5	503,317	21,547	10.0
Fundamental Investors, Inc., Class R-5	531,503	21,547	10.0
The Investment Company of America, Class R-5	695,069	21,547	10.0
Washington Mutual Investors Fund, Inc., Class R-5	675,035	21,547	10.0
		96,960	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	469,232	8,615	4.0
Capital Income Builder, Inc., Class R-5	108,754	6,460	3.0
The Income Fund of America, Inc., Class R-5	351,665	6,460	3.0
		21,535	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	792,802	10,822	5.0

Total investment securities (cost: $225,476,000)		215,503	100.0
Other assets less liabilities		15	.0

Net assets		$215,518	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, April 30, 2008
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	40.0
Equity-income and Balanced funds	15.0
Bond funds	5.0

Appropriate for investors who plan to retire in or near 2030.
[end pie chart]

	Shares	Market value (000)	Percent of net assets

Fund investments

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	1,169,483	$22,103	7.0%
EuroPacific Growth Fund, Class R-5	258,438	12,638	4.0
The Growth Fund of America, Inc., Class R-5	670,811	22,103	7.0
The New Economy Fund, Class R-5	500,425	12,626	4.0
New Perspective Fund, Inc., Class R-5	676,768	22,103	7.0
New World Fund, Inc., Class R-5	220,083	12,695	4.0
SMALLCAP World Fund, Inc., Class R-5	586,496	22,099	7.0
		126,367	40.0

Growth-and-income funds - 40.0%
American Mutual Fund, Inc., Class R-5	584,268	15,787	5.0
Capital World Growth and Income Fund, Inc., Class R-5	665,003	28,469	9.0
Fundamental Investors, Inc., Class R-5	623,180	25,264	8.0
The Investment Company of America, Class R-5	916,890	28,423	9.0
Washington Mutual Investors Fund, Inc., Class R-5	890,463	28,424	9.0
		126,367	40.0

Equity-income and Balanced funds - 15.0%
American Balanced Fund, Inc., Class R-5	860,339	15,796	5.0
Capital Income Builder, Inc., Class R-5	265,923	15,795	5.0
The Income Fund of America, Inc., Class R-5	859,871	15,796	5.0
		47,387	15.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	1,157,203	15,796	5.0

Total investment securities (cost: $331,444,000)		315,917	100.0
Other assets less liabilities		(28)	.0

Net assets		$315,889	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, April 30, 2008
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	5.0

Appropriate for investors who plan to retire in or near 2025.
[end pie chart]

	Shares	Market value (000)	Percent of net assets

Fund investments

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	1,428,825	$27,005	7.0%
EuroPacific Growth Fund, Class R-5	315,466	15,426	4.0
The Growth Fund of America, Inc., Class R-5	819,569	27,005	7.0
The New Economy Fund, Class R-5	611,212	15,421	4.0
New Perspective Fund, Inc., Class R-5	826,846	27,005	7.0
New World Fund, Inc., Class R-5	268,469	15,485	4.0
SMALLCAP World Fund, Inc., Class R-5	716,688	27,005	7.0
		154,352	40.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	713,982	19,292	5.0
Capital World Growth and Income Fund, Inc., Class R-5	630,951	27,011	7.0
Fundamental Investors, Inc., Class R-5	666,275	27,011	7.0
The Investment Company of America, Class R-5	995,816	30,870	8.0
Washington Mutual Investors Fund, Inc., Class R-5	967,114	30,870	8.0
		135,054	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	1,681,119	30,865	8.0
Capital Income Builder, Inc., Class R-5	389,661	23,146	6.0
The Income Fund of America, Inc., Class R-5	1,259,992	23,146	6.0
		77,157	20.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	1,420,281	19,387	5.0

Total investment securities (cost: $405,900,000)		385,950	100.0
Other assets less liabilities		(26)	.0

Net assets		$385,924	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, April 30, 2008
unaudited

[begin pie chart]
Percent of net assets
Growth funds	35.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	10.0

Appropriate for investors who plan to retire in or near 2020.
[end pie chart]

	Shares	Market value (000)	Percent of net assets
Fund investments

Growth funds - 35.0%
AMCAP Fund, Inc., Class R-5	1,626,683	$30,744	6.0%
EuroPacific Growth Fund, Class R-5	419,307	20,504	4.0
The Growth Fund of America, Inc., Class R-5	933,060	30,745	6.0
The New Economy Fund, Class R-5	609,868	15,387	3.0
New Perspective Fund, Inc., Class R-5	1,098,352	35,872	7.0
New World Fund, Inc., Class R-5	267,700	15,441	3.0
SMALLCAP World Fund, Inc., Class R-5	815,835	30,741	6.0
		179,434	35.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	948,619	25,632	5.0
Capital World Growth and Income Fund, Inc., Class R-5	838,209	35,884	7.0
Fundamental Investors, Inc., Class R-5	885,235	35,888	7.0
The Investment Company of America, Class R-5	1,323,075	41,015	8.0
Washington Mutual Investors Fund, Inc., Class R-5	1,284,941	41,015	8.0
		179,434	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	2,233,478	41,007	8.0
Capital Income Builder, Inc., Class R-5	517,700	30,751	6.0
The Income Fund of America, Inc., Class R-5	1,674,000	30,751	6.0
		102,509	20.0

Bond funds - 10.0%
U.S. Government Securities Fund, Class R-5	3,766,390	51,411	10.0

Total investment securities (cost: $539,208,000)		512,788	100.0

Other assets less liabilities		(46)	.0

Net assets		$512,742	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, April 30, 2008
unaudited

[begin pie chart]
Percent of net assets
Growth funds	25.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	20.0

Appropriate for investors who plan to retire in or near 2015.
[end pie chart]

	Shares	Market value (000)	Percent of net assets
Fund investments

Growth funds - 25.0%
AMCAP Fund, Inc., Class R-5	1,184,307	$22,383	5.0%
EuroPacific Growth Fund, Class R-5	274,626	13,429	3.0
The Growth Fund of America, Inc., Class R-5	679,314	22,384	5.0
New Perspective Fund, Inc., Class R-5	822,428	26,861	6.0
New World Fund, Inc., Class R-5	155,206	8,952	2.0
SMALLCAP World Fund, Inc., Class R-5	475,220	17,906	4.0
		111,915	25.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	828,386	22,383	5.0
Capital World Growth and Income Fund, Inc., Class R-5	732,008	31,337	7.0
Fundamental Investors, Inc., Class R-5	772,994	31,337	7.0
The Investment Company of America, Class R-5	1,155,300	35,815	8.0
Washington Mutual Investors Fund, Inc., Class R-5	1,122,002	35,814	8.0
		156,686	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	1,950,576	35,813	8.0
Capital Income Builder, Inc., Class R-5	452,161	26,858	6.0
The Income Fund of America, Inc., Class R-5	1,462,078	26,858	6.0
		89,529	20.0

Bond funds - 20.0%
The Bond Fund of America, Inc., Class R-5	1,747,607	22,387	5.0
Capital World Bond Fund, Inc., Class R-5	1,092,582	22,322	5.0
U.S. Government Securities Fund, Class R-5	3,287,278	44,871	10.0
		89,580	20.0

Total investment securities (cost: $467,936,000)		447,710	100.0

Other assets less liabilities		(26)	.0

Net assets		$447,684	100.0%

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, April 30, 2008
unaudited

[begin pie chart]
Percent of net assets
Growth funds	20.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	25.0

Appropriate for investors who plan to retire in or near 2010.
[end pie chart]

	Shares	Market value (000)	Percent of net assets
Fund investments

Growth funds - 20.0%
AMCAP Fund, Inc., Class R-5	840,702	$15,889	4.0%
EuroPacific Growth Fund, Class R-5	244,643	11,963	3.0
The Growth Fund of America, Inc., Class R-5	482,235	15,890	4.0
New Perspective Fund, Inc., Class R-5	609,936	19,921	5.0
New World Fund, Inc., Class R-5	138,683	7,999	2.0
SMALLCAP World Fund, Inc., Class R-5	211,308	7,962	2.0
		79,624	20.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	1,031,760	27,878	7.0
Capital World Growth and Income Fund, Inc., Class R-5	652,692	27,942	7.0
Fundamental Investors, Inc., Class R-5	687,697	27,879	7.0
The Investment Company of America, Class R-5	899,296	27,878	7.0
Washington Mutual Investors Fund, Inc., Class R-5	873,376	27,878	7.0
		139,455	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	1,736,604	31,884	8.0
Capital Income Builder, Inc., Class R-5	401,994	23,879	6.0
The Income Fund of America, Inc., Class R-5	1,299,304	23,868	6.0
		79,631	20.0

Bond funds - 25.0%
The Bond Fund of America, Inc., Class R-5	3,127,008	40,057	10.0
Capital World Bond Fund, Inc., Class R-5	977,474	19,970	5.0
U.S. Government Securities Fund, Class R-5	2,940,745	40,141	10.0
		100,168	25.0

Total investment securities (cost: $418,309,000)		398,878	100.0

Other assets less liabilities		40	.0

Net assets		$398,918	100.0%

See Notes to Financial Statements

Financial statements
unaudited

Statements of assets and liabilities at April 30, 2008									(dollars and shares in thousands, except per-share amounts)

	2050 Fund			2045 Fund			2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities at market	$87,706			$63,649			$156,798	$215,503	$315,917	$385,950	$512,788	$447,710	$398,878
Receivables for:
Sales of fund's shares	521			410			715	1,213	1,477	2,265	2,013	2,783	953
Dividends	23			17			41	57	137	199	273	258	248
Reimbursements from affiliate	11			8			10	10	12	14	17	16	16
Other	-	(	*)	-	(	*)	1	2	2	2	3	3	2
Total assets	88,261			64,084			157,565	216,785	317,545	388,430	515,094	450,770	400,097

Liabilities:
Payables for:
Purchases of investments	505			326			659	1,064	1,231	1,950	1,935	2,679	621
Repurchases of fund's shares	51			36			43	68	224	315	58	104	309
Services provided by affiliates	55			36			100	124	188	226	341	285	232
Directors' deferred compensation	1			1			2	4	6	7	10	10	9
Other	7			7			7	7	7	8	8	8	8
Total liabilities	619			406			811	1,267	1,656	2,506	2,352	3,086	1,179
Net assets at April 30, 2008	$87,642			$63,678			$156,754	$215,518	$315,889	$385,924	$512,742	$447,684	$398,918

Net assets consist of:
Capital paid in on shares of capital stock	$89,522			$64,706			$159,402	$218,624	$321,387	$393,344	$522,766	$454,393	$406,742
Undistributed net investment income	182			133			327	461	768	1,041	1,692	2,023	2,158
Undistributed net realized gain	2,899			1,777			4,424	6,406	9,261	11,489	14,704	11,494	9,449
Net unrealized depreciation	(4,961)			(2,938)			(7,399)	(9,973)	(15,527)	(19,950)	(26,420)	(20,226)	(19,431)
Net assets at April 30, 2008	$87,642			$63,678			$156,754	$215,518	$315,889	$385,924	$512,742	$447,684	$398,918

Investment securities at cost	$92,667			$66,587			$164,197	$225,476	$331,444	$405,900	$539,208	$467,936	$418,309

Total authorized capital stock - 1,000,000 shares per fund, $0.001 par value

Class A:
Net assets	$37,076			$25,252			$58,888	$86,126	$121,997	$166,322	$216,334	$213,701	$193,287
Shares outstanding	3,599			2,448			5,712	8,350	11,858	16,187	21,034	20,761	18,916
Net asset value per share	$10.30			$10.32			$10.31	$10.31	$10.29	$10.28	$10.29	$10.29	$10.22
Maximum offering price per share	10.93			10.95			10.94	10.94	10.92	10.91	10.92	10.92	10.84
Class R-1:
Net assets	$578			$534			$1,377	$904	$3,270	$1,973	$2,291	$1,375	$1,243
Shares outstanding	56			52			134	88	320	193	224	134	122
Net asset value per share(†)	$10.25			$10.26			$10.24	$10.24	$10.23	$10.21	$10.23	$10.24	$10.18
Class R-2:
Net assets	$22,741			$14,702			$36,549	$50,634	$68,203	$77,877	$97,212	$74,676	$56,284
Shares outstanding	2,222			1,435			3,571	4,944	6,675	7,635	9,515	7,306	5,542
Net asset value per share(†)	$10.23			$10.25			$10.24	$10.24	$10.22	$10.20	$10.22	$10.22	$10.16
Class R-3:
Net assets	$19,319			$15,824			$42,390	$54,907	$80,121	$91,836	$132,765	$105,646	$93,832
Shares outstanding	1,881			1,540			4,126	5,342	7,814	8,969	12,951	10,297	9,212
Net asset value per share(†)	$10.27			$10.28			$10.27	$10.28	$10.25	$10.24	$10.25	$10.26	$10.19
Class R-4:
Net assets	$6,060			$5,541			$12,827	$17,189	$33,406	$39,669	$49,856	$42,466	$40,175
Shares outstanding	588			537			1,244	1,667	3,247	3,861	4,847	4,126	3,931
Net asset value per share(†)	$10.30			$10.31			$10.31	$10.31	$10.29	$10.27	$10.29	$10.29	$10.22
Class R-5:
Net assets	$1,868			$1,825			$4,723	$5,758	$8,892	$8,247	$14,284	$9,820	$14,097
Shares outstanding	181			176			457	557	862	801	1,385	951	1,376
Net asset value per share(†)	$10.33			$10.34			$10.34	$10.34	$10.32	$10.30	$10.31	$10.32	$10.25

(*)Amount less than one thousand.
(†)Maximum offering price and redemption price per share were equal to the net asset value per share.

See Notes to Financial Statements

Statements of operations											unaudited
for the six months ended April 30, 2008										(dollars in thousands)

	2050 Fund	2045 Fund			2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends	$904	$578			$1,458	$2,062	$3,131	$4,034	$5,697	$5,720	$5,693
Interest	4	3			7	10	15	19	20	20	19
	908	581			1,465	2,072	3,146	4,053	5,717	5,740	5,712

Fees and expenses(*):
Investment advisory services	31	21			53	72	107	132	182	162	149
Distribution services	128	80			215	277	422	486	718	614	577
Administrative services	68	58			95	110	136	157	212	176	149
Reports to shareholders	2	1			4	5	7	9	12	11	10
Registration statement and prospectus	25	15			38	55	79	101	139	126	116
Postage, stationery and supplies	1	1			1	2	3	4	6	5	4
Directors' compensation	1	1			1	2	3	4	5	5	5
Auditing and legal	1	-	(	†)	1	1	2	3	4	4	3
Custodian	20	20			20	20	20	20	20	20	20
State and local taxes	2	2			2	2	2	2	2	2	2
Other	1	1			1	2	3	4	5	4	4
Total fees and expenses before reimbursements/waivers	280	200			431	548	784	922	1,305	1,129	1,039
Less reimbursements/waivers of fees and expenses:
Investment advisory services	31	21			53	72	107	132	182	162	149
Administrative services	26	33			29	20	8	3	4	3	2
Other	46	36			58	75	99	120	156	144	135
Total fees and expenses after reimbursements/waivers	177	110			291	381	570	667	963	820	753
Net investment income	731	471			1,174	1,691	2,576	3,386	4,754	4,920	4,959

Net realized gain and unrealized depreciation on investments:
Net realized gain (loss) on sales of investments	31	19			15	-	96	-	40	117	(328)
Capital gain distributions received	2,869	1,759			4,415	6,408	9,167	11,491	14,669	11,387	9,805
Net realized gain	2,900	1,778			4,430	6,408	9,263	11,491	14,709	11,504	9,477
Net unrealized depreciation on investments	(7,593)	(4,352)			(11,177)	(15,825)	(23,660)	(29,988)	(39,637)	(30,797)	(28,107)
Net realized gain and unrealized depreciation on investments	(4,693)	(2,574)			(6,747)	(9,417)	(14,397)	(18,497)	(24,928)	(19,293)	(18,630)
Net decrease in net assets resulting from operations	$(3,962)	$(2,103)			$(5,573)	$(7,726)	$(11,821)	$(15,111)	$(20,174)	$(14,373)	$(13,671)

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(†)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets															unaudited
													(dollars in thousands)

	2050 Fund			2045 Fund			2040 Fund			2035 Fund			2030 Fund
	Six months ended April 30, 2008(1)		Period ended October 31, 2007(2)	Six months ended April 30, 2008(1)		Period ended October 31, 2007(2)	Six months ended April 30, 2008(1)		Period ended October 31, 2007(2)	Six months ended April 30, 2008(1)		Period ended October 31, 2007(2)	Six months ended April 30, 2008(1)		Period ended October 31, 2007(2)

Operations:
Net investment income	$731		$118	$471		$56	$1,174		$163	$1,691		$248	$2,576		$395
Net realized gain	2,900		28	1,778		2	4,430		32	6,408		9	9,263		14
Net unrealized (depreciation) appreciation on investments	(7,593)		2,632	(4,352)		1,414	(11,177)		3,778	(15,825)		5,852	(23,660)		8,133
Net (decrease) increase in net assets resulting from operations	(3,962)		2,778	(2,103)		1,472	(5,573)		3,973	(7,726)		6,109	(11,821)		8,542

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(334)		-	(174)		-	(441)		-	(670)		-	(974)		-
Class R-1	(2)		-	(2)		-	(6)		-	(7)		-	(19)		-
Class R-2	(151)		-	(63)		-	(177)		-	(256)		-	(333)		-
Class R-3	(118)		-	(114)		-	(247)		-	(375)		-	(553)		-
Class R-4	(41)		-	(22)		-	(93)		-	(108)		-	(247)		-
Class R-5	(21)		-	(19)		-	(46)		-	(62)		-	(77)		-
Total dividends from net investment income	(667)		-	(394)		-	(1,010)		-	(1,478)		-	(2,203)		-
Distributions from net realized gain:
Short-term net realized gains:
Class A	(12)		-	-		-	(13)		-	-		-	-		-
Class R-1	-	(3)	-	-		-	-	(3)	-	-		-	-		-
Class R-2	(7)		-	-		-	(6)		-	-		-	-		-
Class R-3	(4)		-	-		-	(7)		-	-		-	-		-
Class R-4	(1)		-	-		-	(2)		-	-		-	-		-
Class R-5	(1)		-	-		-	(1)		-	-		-	-		-
Long-term net realized gains:
Class A	(2)		-	(1)		-	(3)		-	(5)		-	(7)		-
Class R-1	-	(3)	-	-	(3)	-	-	(3)	-	-	(3)	-	-	(3)	-
Class R-2	(1)		-	(1)		-	(2)		-	(2)		-	(3)		-
Class R-3	(1)		-	(1)		-	(2)		-	(3)		-	(4)		-
Class R-4	-	(3)	-	-	(3)	-	(1)		-	(1)		-	(2)		-
Class R-5	-	(3)	-	-	(3)	-	(1)		-	-	(3)	-	-	(3)	-
Total distributions from net realized gain	(29)		-	(3)		-	(38)		-	(11)		-	(16)		-
Total dividends and distributions paid to shareholders	(696)		-	(397)		-	(1,048)		-	(1,489)		-	(2,219)		-

Net capital share transactions	47,049		42,473	39,442		25,264	96,708		62,694	124,567		94,057	188,959		132,428

Total increase in net assets	42,391		45,251	36,942		26,736	90,087		66,667	115,352		100,166	174,919		140,970

Net assets:
Beginning of period	45,251		-	26,736		-	66,667		-	100,166		-	140,970		-
End of period	$87,642		$45,251	$63,678		$26,736	$156,754		$66,667	$215,518		$100,166	$315,889		$140,970

Undistributed net investment income	$182		$118	$133		$56	$327		$163	$461		$248	$768		$395

(1)Unaudited.
(2) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(3)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets												unaudited
										(dollars in thousands)

	2025 Fund			2020 Fund			2015 Fund			2010 Fund
	Six months ended April 30, 2008(1)		Period ended October 31, 2007(2)	Six months ended April 30, 2008(1)		Period ended October 31, 2007(2)	Six months ended April 30, 2008(1)		Period ended October 31, 2007(2)	Six months ended April 30, 2008(1)		Period ended October 31, 2007(2)

Operations:
Net investment income	$3,386		$536	$4,754		$905	$4,920		$1,150	$4,959		$1,381
Net realized gain	11,491		40	14,709		23	11,504		16	9,477		267
Net unrealized (depreciation) appreciation on investments	(29,988)		10,038	(39,637)		13,217	(30,797)		10,571	(28,107)		8,676
Net (decrease) increase in net assets resulting from operations	(15,111)		10,614	(20,174)		14,145	(14,373)		11,737	(13,671)		10,324

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(1,398)		-	(1,902)		-	(2,067)		-	(2,260)		-
Class R-1	(11)		-	(16)		-	(13)		-	(12)		-
Class R-2	(417)		-	(534)		-	(541)		-	(376)		-
Class R-3	(720)		-	(1,024)		-	(949)		-	(942)		-
Class R-4	(246)		-	(396)		-	(381)		-	(431)		-
Class R-5	(89)		-	(95)		-	(96)		-	(161)		-
Total dividends from net investment income	(2,881)		-	(3,967)		-	(4,047)		-	(4,182)		-
Distributions from net realized gain:
Short-term net realized gains:
Class A	(10)		-	-		-	-		-	(144)		-
Class R-1	-	(3)	-	-		-	-		-	(1)		-
Class R-2	(4)		-	-		-	-		-	(29)		-
Class R-3	(5)		-	-		-	-		-	(61)		-
Class R-4	(2)		-	-		-	-		-	(27)		-
Class R-5	(1)		-	-		-	-		-	(9)		-
Long-term net realized gains:
Class A	(10)		-	(13)		-	(13)		-	(13)		-
Class R-1	-	(3)	-	-	(3)	-	-	(3)	-	-	(3)	-
Class R-2	(3)		-	(4)		-	(4)		-	(2)		-
Class R-3	(6)		-	(7)		-	(6)		-	(6)		-
Class R-4	(1)		-	(3)		-	(2)		-	(2)		-
Class R-5	-	(3)	-	(1)		-	(1)		-	(1)		-
Total distributions from net realized gain	(42)		-	(28)		-	(26)		-	(295)		-
Total dividends and distributions paid to shareholders	(2,923)		-	(3,995)		-	(4,073)		-	(4,477)		-

Net capital share transactions	220,616		172,728	284,858		237,908	234,970		219,423	204,880		201,862

Total increase in net assets	202,582		183,342	260,689		252,053	216,524		231,160	186,732		212,186

Net assets:
Beginning of period	183,342		-	252,053		-	231,160		-	212,186		-
End of period	$385,924		$183,342	$512,742		$252,053	$447,684		$231,160	$398,918		$212,186

Undistributed net investment income	$1,041		$536	$1,692		$905	$2,023		$1,150	$2,158		$1,381

(1)Unaudited.
(2) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(3)Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                    unaudited

1.	Organization and significant accounting policies

Organization – American Funds Target Date Retirement Series, Inc. (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of nine funds (the “funds”) – American Funds 2050 Target Date Retirement Fund ("2050 Fund"), American Funds 2045 Target Date Retirement Fund ("2045 Fund"), American Funds 2040 Target Date Retirement Fund ("2040 Fund"), American Funds 2035 Target Date Retirement Fund ("2035 Fund"), American Funds 2030 Target Date Retirement Fund ("2030 Fund"), American Funds 2025 Target Date Retirement Fund ("2025 Fund"), American Funds 2020 Target Date Retirement Fund ("2020 Fund"), American Funds 2015 Target Date Retirement Fund ("2015 Fund") and American Funds 2010 Target Date Retirement Fund ("2010 Fund").

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). Class A shares are subject to an initial sales charge of up to 5.75%. The five retirement plan share classes are sold without any sales charges.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Security valuation – The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 28 to 31.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.	Federal income taxation and distributions

Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2008, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

Each fund commenced operations on February 1, 2007; therefore, the funds’ only tax year, 2007, remains open for examination by U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2007, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$141	$56	$189	$248	$395	$558	$907	$1,150	$1,634
Undistributed long-term capital gain	5	2	6	9	14	18	22	16	14

As of April 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Gross unrealized appreciation on investment securities	$75	$49	$153	$287	$348	$465	$777	$1,154	$546
Gross unrealized depreciation on investment securities	(5,044)	(2,987)	(7,552)	(10,260)	(15,875)	(20,415)	(27,197)	(21,380)	(19,977)
Net unrealized depreciation on investment securities	(4,969)	(2,938)	(7,399)	(9,973)	(15,527)	(19,950)	(26,420)	(20,226)	(19,431)
Cost of investment securities	92,675	66,587	164,197	225,476	331,444	405,900	539,208	467,936	418,309

3.	Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company® ("AFS"), the series’ transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC.

CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 28 to 31.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes for which a plan of distribution has been adopted may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2008, unreimbursed expenses subject to reimbursement were as follows (dollars in thousands):

2050 Fund	$-
2045 Fund	-
2040 Fund	-
2035 Fund	-
2030 Fund	-
2025 Fund	-
2020 Fund	11
2015 Fund	21
2010 Fund	23

Administrative services – The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services, as well as oversight and coordination of third parties providing such services. Each share class, except Class R-5, pays CRMC an annual 0.05% administrative services fee based on average daily net assets. The Class R-5 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of 0.10%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is 0.10% for Class R-5 shares and 0.15% for all other share classes. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 28 to 31.

Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for the retirement plan share classes.

Expenses under the agreements described above for the six months ended April 30, 2008, were as follows:

		Administrative services
	Distribution services	CRMC administrative services	Transfer agent services	Transfer agent services reimbursement
2050 Fund
Class A	$28,614	$6,912	$-	$-
Class R-1	1,857	93	613	(613)
Class R-2	62,044	4,136	37,480	(15,971)
Class R-3	31,030	3,103	12,506	(7,541)
Class R-4	4,781	956	1,680	(1,680)
Class R-5	Not applicable	Not applicable	453	(453)
Total	$128,326	$15,200	$52,732	$(26,258)

2045 Fund
Class A	$15,914	$4,278	$-	$-
Class R-1	1,986	99	571	(571)
Class R-2	32,130	2,142	33,796	(22,657)
Class R-3	26,662	2,666	11,954	(7,688)
Class R-4	3,727	746	1,663	(1,663)
Class R-5	Not applicable	Not applicable	386	(386)
Total	$80,419	$9,931	$48,370	$(32,965)

2040 Fund
Class A	$41,624	$10,068	$-	$-
Class R-1	4,233	212	892	(892)
Class R-2	85,286	5,686	49,599	(20,033)
Class R-3	72,426	7,242	16,597	(5,009)
Class R-4	11,090	2,218	2,091	(2,091)
Class R-5	Not applicable	Not applicable	582	(582)
Total	$214,659	$25,426	$69,761	$(28,607)

2035 Fund
Class A	$51,958	$15,228	$-	$-
Class R-1	3,511	176	879	(879)
Class R-2	117,934	7,862	53,513	(12,629)
Class R-3	89,704	8,970	18,213	(3,860)
Class R-4	13,568	2,714	1,934	(1,934)
Class R-5	Not applicable	Not applicable	531	(531)
Total	$276,675	$34,950	$75,070	$(19,833)

2030 Fund
Class A	$88,577	$21,259	$-	$-
Class R-1	11,496	575	1,208	(1,208)
Class R-2	154,759	10,317	57,523	(3,873)
Class R-3	137,202	13,720	22,377	(425)
Class R-4	29,844	5,969	2,356	(2,356)
Class R-5	Not applicable	Not applicable	625	(625)
Total	$421,878	$51,840	$84,089	$(8,487)

2025 Fund
Class A	$103,184	$29,387	$-	$-
Class R-1	6,642	332	792	(792)
Class R-2	183,585	12,239	63,086	557
Class R-3	161,386	16,139	25,659	163
Class R-4	31,262	6,252	2,172	(2,172)
Class R-5	Not applicable	Not applicable	526	(526)
Total	$486,059	$64,349	$92,235	$(2,770)

2020 Fund
Class A	$193,405	$40,125	$-	$-
Class R-1	8,602	430	1,004	(1,004)
Class R-2	235,563	15,704	81,662	0
Class R-3	236,069	23,607	38,260	(489)
Class R-4	44,485	8,897	1,995	(1,995)
Class R-5	Not applicable	Not applicable	436	(436)
Total	$718,124	$88,763	$123,357	$(3,924)

2015 Fund
Class A	$196,167	$39,940	$-	$-
Class R-1	5,811	291	624	(624)
Class R-2	185,100	12,340	64,168	0
Class R-3	188,683	18,868	30,189	0
Class R-4	38,181	7,636	1,901	(1,901)
Class R-5	Not applicable	Not applicable	415	(415)
Total	$613,942	$79,075	$97,297	$(2,940)

2010 Fund
Class A	$229,050	$38,175	$-	$-
Class R-1	5,106	255	478	(478)
Class R-2	138,281	9,219	47,782	155
Class R-3	165,353	16,535	26,312	144
Class R-4	39,087	7,818	1,824	(1,824)
Class R-5	Not applicable	Not applicable	411	(411)
Total	$576,877	$72,002	$76,807	$(2,414)

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation on the accompanying financial statements, includes current fees (either paid in cash or deferred) and the net decrease in the value of the deferred amounts as follows:

	Current fees	Decrease in value of deferred amounts

2050 Fund	$1,012	$(47)
2045 Fund	611	(23)
2040 Fund	1,540	(66)
2035 Fund	2,237	(96)
2030 Fund	3,233	(145)
2025 Fund	4,161	(183)
2020 Fund	5,680	(274)
2015 Fund	5,201	(255)
2010 Fund	4,800	(263)

Affiliated officers and directors – Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

4.	Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2008, as follows (dollars in thousands):

	Purchases	Sales
2050 Fund	$51,469	$1,464
2045 Fund	42,145	903
2040 Fund	101,489	208
2035 Fund	131,104	-
2030 Fund	199,961	1,486
2025 Fund	232,571	-
2020 Fund	301,422	1,125
2015 Fund	250,121	2,901
2010 Fund	244,684	29,313

5.	Capital share transactions

Capital share transactions in the funds for the six months ended April 30, 2008, were as follows (dollars and shares in thousands):

	2050 Fund			2045 Fund			2040 Fund		2035 Fund		2030 Fund
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Class A
Sales(1)	$20,946	2,033		$15,941	1,554		$34,376	3,342	$51,323	4,987	$71,809	6,978
Reinvestments of dividends and distributions	344	32		173	16		455	42	669	62	975	91
Repurchases(1)	(4,103)	(409)		(1,804)	(176)		(2,385)	(230)	(6,008)	(579)	(6,434)	(621)
Total Class A transactions	17,187	1,656		14,310	1,394		32,446	3,154	45,984	4,470	66,350	6,448
Class R-1
Sales(1)	444	43		309	30		882	87	649	62	1,550	153
Reinvestments of dividends and distributions	2	-	(2)	2	-	(2)	6	1	7	1	19	2
Repurchases(1)	(19)	(2)		(25)	(2)		(45)	(5)	(108)	(11)	(95)	(9)
Total Class R-1 transactions	427	41		286	28		843	83	548	52	1,474	146
Class R-2
Sales(1)	14,882	1,446		10,868	1,069		27,278	2,670	35,986	3,539	49,629	4,881
Reinvestments of dividends and distributions	158	15		63	6		185	17	258	24	336	31
Repurchases(1)	(2,747)	(268)		(882)	(87)		(2,393)	(235)	(3,411)	(334)	(4,554)	(451)
Total Class R-2 transactions	12,293	1,193		10,049	988		25,070	2,452	32,833	3,229	45,411	4,461
Class R-3
Sales(1)	14,750	1,434		11,115	1,082		32,590	3,165	35,089	3,427	60,610	5,899
Reinvestments of dividends and distributions	123	11		114	11		256	24	378	35	557	52
Repurchases(1)	(2,197)	(212)		(1,597)	(158)		(5,204)	(511)	(3,602)	(350)	(11,776)	(1,157)
Total Class R-3 transactions	12,676	1,233		9,632	935		27,642	2,678	31,865	3,112	49,391	4,794
Class R-4
Sales(1)	4,154	408		4,903	473		9,702	935	13,918	1,360	24,628	2,372
Reinvestments of dividends and distributions	42	4		22	2		96	9	109	10	248	23
Repurchases(1)	(505)	(51)		(272)	(26)		(997)	(97)	(2,638)	(257)	(2,643)	(260)
Total Class R-4 transactions	3,691	361		4,653	449		8,801	847	11,389	1,113	22,233	2,135
Class R-5
Sales(1)	861	83		781	76		2,126	206	2,228	217	5,072	498
Reinvestments of dividends and distributions	22	2		19	2		48	5	62	6	77	7
Repurchases(1)	(108)	(10)		(288)	(28)		(268)	(26)	(342)	(33)	(1,049)	(104)
Total Class R-5 transactions	775	75		512	50		1,906	185	1,948	190	4,100	401

Total net increase	$47,049	4,559		$39,442	3,844		$96,708	9,399	$124,567	12,166	$188,959	18,385

	2025 Fund		2020 Fund		2015 Fund		2010 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Class A
Sales(1)	$93,528	9,087	$118,312	11,452	$112,847	10,991	$100,010	9,736
Reinvestments of dividends and distributions	1,412	131	1,897	177	2,070	195	2,378	226
Repurchases(1)	(6,472)	(633)	(12,825)	(1,257)	(12,785)	(1,253)	(15,269)	(1,493)
Total Class A transactions	88,468	8,585	107,384	10,372	102,132	9,933	87,119	8,469
Class R-1
Sales(1)	1,139	113	1,270	124	636	62	780	77
Reinvestments of dividends and distributions	11	1	16	2	13	1	13	1
Repurchases(1)	(198)	(20)	(334)	(33)	(262)	(27)	(457)	(46)
Total Class R-1 transactions	952	94	952	93	387	36	336	32
Class R-2
Sales(1)	57,495	5,645	67,632	6,637	55,136	5,400	46,052	4,536
Reinvestments of dividends and distributions	424	40	538	50	545	51	407	39
Repurchases(1)	(6,526)	(646)	(7,732)	(762)	(9,116)	(901)	(11,139)	(1,091)
Total Class R-2 transactions	51,393	5,039	60,438	5,925	46,565	4,550	35,320	3,484
Class R-3
Sales(1)	57,956	5,658	97,003	9,408	70,243	6,823	73,864	7,220
Reinvestments of dividends and distributions	731	68	1,031	97	955	90	1,009	96
Repurchases(1)	(8,188)	(802)	(19,593)	(1,923)	(13,461)	(1,323)	(21,186)	(2,102)
Total Class R-3 transactions	50,499	4,924	78,441	7,582	57,737	5,590	53,687	5,214
Class R-4
Sales(1)	28,005	2,736	33,144	3,205	27,136	2,633	35,690	3,457
Reinvestments of dividends and distributions	249	23	399	37	383	36	460	44
Repurchases(1)	(2,340)	(230)	(4,877)	(471)	(4,280)	(416)	(13,349)	(1,315)
Total Class R-4 transactions	25,914	2,529	28,666	2,771	23,239	2,253	22,801	2,186
Class R-5
Sales(1)	4,448	434	9,298	908	7,273	718	6,218	613
Reinvestments of dividends and distributions	90	8	96	9	96	9	171	16
Repurchases(1)	(1,148)	(110)	(417)	(42)	(2,459)	(245)	(772)	(75)
Total Class R-5 transactions	3,390	332	8,977	875	4,910	482	5,617	554

Total net increase	$220,616	21,503	$284,858	27,618	$234,970	22,844	$204,880	19,939

Capital share transactions in the funds for the period ended October 31, 2007 (3), were as follows (dollars and shares in thousands):

	2050 Fund			2045 Fund				2040 Fund		2035 Fund		2030 Fund
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares	Amount	Shares

Class A
Sales(1)	$22,472	2,112		$11,673		1,090		$28,125	2,643	$42,260	3,974	$59,511	5,620
Repurchases(1)	(1,827)	(169)		(375)		(36)		(926)	(85)	(1,039)	(94)	(2,236)	(210)
Total Class A transactions	20,645	1,943		11,298		1,054		27,199	2,558	41,221	3,880	57,275	5,410
Class R-1
Sales(1)	164	15		258		24		591	55	401	37	1,876	176
Repurchases(1)	(1)	-	(2)	-	(2)	-	(2)	(42)	(4)	(16)	(1)	(23)	(2)
Total Class R-1 transactions	163	15		258		24		549	51	385	36	1,853	174
Class R-2
Sales(1)	11,743	1,092		5,110		477		12,856	1,196	20,024	1,870	25,623	2,392
Repurchases(1)	(677)	(63)		(330)		(30)		(829)	(77)	(1,700)	(155)	(1,940)	(178)
Total Class R-2 transactions	11,066	1,029		4,780		447		12,027	1,119	18,324	1,715	23,683	2,214
Class R-3
Sales(1)	7,191	670		6,840		627		16,996	1,567	25,654	2,365	35,113	3,245
Repurchases(1)	(235)	(22)		(238)		(22)		(1,292)	(119)	(1,476)	(135)	(2,452)	(225)
Total Class R-3 transactions	6,956	648		6,602		605		15,704	1,448	24,178	2,230	32,661	3,020
Class R-4
Sales(1)	2,522	229		961		89		4,783	445	6,247	580	12,699	1,180
Repurchases(1)	(25)	(2)		(16)		(1)		(519)	(48)	(294)	(26)	(728)	(68)
Total Class R-4 transactions	2,497	227		945		88		4,264	397	5,953	554	11,971	1,112
Class R-5
Sales(1)	1,195	111		1,569		143		3,390	313	4,731	436	5,724	529
Repurchases(1)	(49)	(5)		(188)		(17)		(439)	(41)	(735)	(69)	(739)	(68)
Total Class R-5 transactions	1,146	106		1,381		126		2,951	272	3,996	367	4,985	461

Total net increase	$42,473	3,968		$25,264		2,344		$62,694	5,845	$94,057	8,782	$132,428	12,391

(1)Includes exchanges between share classes of the fund.
(2)Amount less than one thousand.
(3)For the period February 1, 2007, commencement of operations, through October 31, 2007.

	2025 Fund				2020 Fund				2015 Fund		2010 Fund
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Class A
Sales(1)	$84,175		7,947		$117,552		11,118		$120,213	11,418	$117,285	11,163
Repurchases(1)	(3,576)		(345)		(4,905)		(456)		(6,318)	(590)	(7,575)	(716)
Total Class A transactions	80,599		7,602		112,647		10,662		113,895	10,828	109,710	10,447
Class R-1
Sales(1)	1,054		99		1,388		131		1,051	100	1,492	145
Repurchases(1)	-	(2)	-	(2)	-	(2)	-	(2)	(24)	(2)	(570)	(55)
Total Class R-1 transactions	1,054		99		1,388		131		1,027	98	922	90
Class R-2
Sales(1)	28,925		2,703		42,557		3,979		30,537	2,879	27,581	2,621
Repurchases(1)	(1,153)		(107)		(4,222)		(389)		(1,306)	(123)	(5,961)	(563)
Total Class R-2 transactions	27,772		2,596		38,335		3,590		29,231	2,756	21,620	2,058
Class R-3
Sales(1)	46,516		4,291		60,934		5,660		53,178	4,979	48,256	4,525
Repurchases(1)	(2,668)		(246)		(3,178)		(291)		(2,938)	(272)	(5,597)	(527)
Total Class R-3 transactions	43,848		4,045		57,756		5,369		50,240	4,707	42,659	3,998
Class R-4
Sales(1)	15,926		1,474		25,145		2,340		20,993	1,961	25,522	2,416
Repurchases(1)	(1,582)		(142)		(2,828)		(264)		(936)	(88)	(6,999)	(671)
Total Class R-4 transactions	14,344		1,332		22,317		2,076		20,057	1,873	18,523	1,745
Class R-5
Sales(1)	5,549		509		5,957		555		5,425	511	8,921	869
Repurchases(1)	(438)		(40)		(492)		(45)		(452)	(42)	(493)	(47)
Total Class R-5 transactions	5,111		469		5,465		510		4,973	469	8,428	822

Total net increase	$172,728		16,143		$237,908		22,338		$219,423	20,731	$201,862	19,160

(1)Includes exchanges between share classes of the fund.
(2)Amount less than one thousand.
(3)For the period February 1, 2007, commencement of operations, through October 31, 2007.

Financial highlights (1)

			(Loss) income from investment operations(2)			Dividends and distributions
Period ended		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements /waivers (5)(6)	Ratio of expenses to average net assets after reimbursements /waivers (4)(5)(6)	Net effective expense ratio (7)	Ratio of net income to average net assets(4)(5)

American Funds 2050 Target Date Retirement Fund
Class A:
4/30/2008	(8)	$11.42	$.14	$(1.11)	$(.97)	$(.14)	$(.01)		$(.15)	$10.30	(8.56)%	$37,076	.52%	.28%	.72%	2.75%
10/31/2007	(9)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	22,188	.79	.35	.77	1.18
Class R-1:
4/30/2008	(8)	11.36	.06	(1.06)	(1.00)	(.10)	(.01)		(.11)	10.25	(8.89)	578	1.65	1.07	1.49	1.17
10/31/2007	(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	174	1.95	1.07	1.49	.42
Class R-2:
4/30/2008	(8)	11.36	.09	(1.10)	(1.01)	(.11)	(.01)		(.12)	10.23	(8.93)	22,741	1.52	1.08	1.50	1.78
10/31/2007	(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	11,695	1.56	1.08	1.50	.39
Class R-3:
4/30/2008	(8)	11.40	.11	(1.09)	(.98)	(.14)	(.01)		(.15)	10.27	(8.73)	19,319	1.01	.65	1.07	2.12
10/31/2007	(9)	10.00	.06	1.34	1.40	-	-		-	11.40	14.00	7,383	1.17	.65	1.07	.79
Class R-4:
4/30/2008	(8)	11.43	.13	(1.10)	(.97)	(.15)	(.01)		(.16)	10.30	(8.60)	6,060	.65	.32	.74	2.46
10/31/2007	(9)	10.00	.08	1.35	1.43	-	-		-	11.43	14.30	2,597	.88	.32	.74	.94
Class R-5:
4/30/2008	(8)	11.45	.16	(1.11)	(.95)	(.16)	(.01)		(.17)	10.33	(8.41)	1,868	.33	.02	.44	3.09
10/31/2007	(9)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,214	.41	.02	.44	1.28

American Funds 2045 Target Date Retirement Fund
Class A:
4/30/2008	(8)	$11.42	$.13	$(1.09)	$(.96)	$(.14)	$-	(10)	$(.14)	$10.32	(8.49)%	$25,252	.54%	.26%	.70%	2.57%
10/31/2007	(9)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	12,036	1.07	.35	.77	1.18
Class R-1:
4/30/2008	(8)	11.36	.08	(1.08)	(1.00)	(.10)	-	(10)	(.10)	10.26	(8.85)	534	1.64	1.07	1.49	1.56
10/31/2007	(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	276	2.04	1.07	1.49	.32
Class R-2:
4/30/2008	(8)	11.36	.08	(1.08)	(1.00)	(.11)	-	(10)	(.11)	10.25	(8.86)	14,702	1.88	1.08	1.50	1.63
10/31/2007	(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	5,083	2.15	1.08	1.50	.37
Class R-3:
4/30/2008	(8)	11.40	.12	(1.11)	(.99)	(.13)	-	(10)	(.13)	10.28	(8.72)	15,824	1.07	.65	1.07	2.31
10/31/2007	(9)	10.00	.03	1.37	1.40	-	-		-	11.40	14.00	6,894	1.37	.65	1.07	.36
Class R-4:
4/30/2008	(8)	11.43	.11	(1.09)	(.98)	(.14)	-	(10)	(.14)	10.31	(8.62)	5,541	.69	.32	.74	2.13
10/31/2007	(9)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	1,003	1.32	.32	.74	1.18
Class R-5:
4/30/2008	(8)	11.45	.16	(1.12)	(.96)	(.15)	-	(10)	(.15)	10.34	(8.45)	1,825	.35	.02	.44	3.07
10/31/2007	(9)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,444	.49	.02	.44	1.18

American Funds 2040 Target Date Retirement Fund
Class A:
4/30/2008	(8)	$11.42	$.14	$(1.10)	$(.96)	$(.14)	$(.01)		$(.15)	$10.31	(8.52)%	$58,888	.49%	.28%	.72%	2.63%
10/31/2007	(9)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	29,211	.72	.35	.77	1.16
Class R-1:
4/30/2008	(8)	11.36	.09	(1.09)	(1.00)	(.11)	(.01)		(.12)	10.24	(8.93)	1,377	1.49	1.07	1.49	1.62
10/31/2007	(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	583	1.59	1.07	1.49	.33
Class R-2:
4/30/2008	(8)	11.36	.08	(1.08)	(1.00)	(.11)	(.01)		(.12)	10.24	(8.87)	36,549	1.47	1.08	1.50	1.62
10/31/2007	(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	12,716	1.59	1.08	1.50	.36
Class R-3:
4/30/2008	(8)	11.40	.10	(1.09)	(.99)	(.13)	(.01)		(.14)	10.27	(8.78)	42,390	.90	.65	1.07	1.99
10/31/2007	(9)	10.00	.04	1.36	1.40	-	-		-	11.40	14.00	16,501	1.03	.65	1.07	.54
Class R-4:
4/30/2008	(8)	11.43	.13	(1.10)	(.97)	(.14)	(.01)		(.15)	10.31	(8.58)	12,827	.58	.32	.74	2.52
10/31/2007	(9)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	4,537	.72	.32	.74	1.19
Class R-5:
4/30/2008	(8)	11.45	.16	(1.11)	(.95)	(.15)	(.01)		(.16)	10.34	(8.39)	4,723	.27	.02	.44	3.03
10/31/2007	(9)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	3,119	.34	.02	.44	1.31

American Funds 2035 Target Date Retirement Fund
Class A:
4/30/2008	(8)	$11.42	$.14	$(1.11)	$(.97)	$(.14)	$-	(10)	$(.14)	$10.31	(8.55)%	$86,126	.45%	.24%	.69%	2.68%
10/31/2007	(9)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	44,324	.65	.35	.77	1.15
Class R-1:
4/30/2008	(8)	11.36	.10	(1.10)	(1.00)	(.12)	-	(10)	(.12)	10.24	(8.86)	904	1.53	1.07	1.49	1.99
10/31/2007	(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	408	1.62	1.07	1.49	.41
Class R-2:
4/30/2008	(8)	11.36	.08	(1.09)	(1.01)	(.11)	-	(10)	(.11)	10.24	(8.90)	50,634	1.36	1.08	1.50	1.68
10/31/2007	(9)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	19,489	1.43	1.08	1.50	.40
Class R-3:
4/30/2008	(8)	11.40	.11	(1.10)	(.99)	(.13)	-	(10)	(.13)	10.28	(8.71)	54,907	.87	.65	1.07	2.22
10/31/2007	(9)	10.00	.05	1.35	1.40	-	-		-	11.40	14.00	25,417	.93	.65	1.07	.64
Class R-4:
4/30/2008	(8)	11.43	.12	(1.10)	(.98)	(.14)	-	(10)	(.14)	10.31	(8.60)	17,189	.56	.32	.74	2.47
10/31/2007	(9)	10.00	.09	1.34	1.43	-	-		-	11.43	14.30	6,325	.65	.32	.74	1.17
Class R-5:
4/30/2008	(8)	11.45	.15	(1.11)	(.96)	(.15)	-	(10)	(.15)	10.34	(8.41)	5,758	.25	.02	.44	3.04
10/31/2007	(9)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	4,203	.27	.02	.44	1.30

American Funds 2030 Target Date Retirement Fund
Class A:
4/30/2008	(8)	$11.39	$.14	$(1.10)	$(.96)	$(.14)	$-	(10)	$(.14)	$10.29	(8.46)%	$121,997	.47%	.28%	.72%	2.77%
10/31/2007	(9)	10.00	.10	1.29	1.39	-	-		-	11.39	13.90	61,637	.61	.35	.77	1.22
Class R-1:
4/30/2008	(8)	11.33	.10	(1.10)	(1.00)	(.10)	-	(10)	(.10)	10.23	(8.86)	3,270	1.37	1.07	1.49	2.02
10/31/2007	(9)	10.00	.03	1.30	1.33	-	-		-	11.33	13.30	1,973	1.38	1.07	1.49	.39
Class R-2:
4/30/2008	(8)	11.33	.09	(1.09)	(1.00)	(.11)	-	(10)	(.11)	10.22	(8.82)	68,203	1.29	1.08	1.50	1.74
10/31/2007	(9)	10.00	.04	1.29	1.33	-	-		-	11.33	13.30	25,085	1.35	1.08	1.50	.48
Class R-3:
4/30/2008	(8)	11.37	.12	(1.10)	(.98)	(.14)	-	(10)	(.14)	10.25	(8.71)	80,121	.84	.65	1.07	2.26
10/31/2007	(9)	10.00	.06	1.31	1.37	-	-		-	11.37	13.70	34,337	.90	.65	1.07	.73
Class R-4:
4/30/2008	(8)	11.40	.13	(1.10)	(.97)	(.14)	-	(10)	(.14)	10.29	(8.51)	33,406	.54	.32	.74	2.58
10/31/2007	(9)	10.00	.10	1.30	1.40	-	-		-	11.40	14.00	12,677	.61	.32	.74	1.24
Class R-5:
4/30/2008	(8)	11.42	.16	(1.10)	(.94)	(.16)	-	(10)	(.16)	10.32	(8.32)	8,892	.23	.02	.44	3.05
10/31/2007	(9)	10.00	.11	1.31	1.42	-	-		-	11.42	14.20	5,261	.25	.02	.44	1.42

American Funds 2025 Target Date Retirement Fund
Class A:
4/30/2008	(8)	$11.37	$.15	$(1.10)	$(.95)	$(.14)	$-	(10)	$(.14)	$10.28	(8.37)%	$166,322	.44%	.25%	.69%	2.92%
10/31/2007	(9)	10.00	.10	1.27	1.37	-	-		-	11.37	13.70	86,450	.60	.35	.77	1.26
Class R-1:
4/30/2008	(8)	11.31	.10	(1.09)	(.99)	(.11)	-	(10)	(.11)	10.21	(8.81)	1,973	1.38	1.07	1.48	2.00
10/31/2007	(9)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	1,118	1.40	1.07	1.49	.49
Class R-2:
4/30/2008	(8)	11.31	.09	(1.08)	(.99)	(.12)	-	(10)	(.12)	10.20	(8.80)	77,877	1.27	1.08	1.49	1.82
10/31/2007	(9)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	29,364	1.33	1.08	1.50	.48
Class R-3:
4/30/2008	(8)	11.35	.13	(1.10)	(.97)	(.14)	-	(10)	(.14)	10.24	(8.62)	91,836	.84	.65	1.06	2.45
10/31/2007	(9)	10.00	.06	1.29	1.35	-	-		-	11.35	13.50	45,907	.88	.65	1.07	.74
Class R-4:
4/30/2008	(8)	11.38	.13	(1.09)	(.96)	(.15)	-	(10)	(.15)	10.27	(8.52)	39,669	.53	.32	.73	2.51
10/31/2007	(9)	10.00	.10	1.28	1.38	-	-		-	11.38	13.80	15,153	.57	.32	.74	1.30
Class R-5:
4/30/2008	(8)	11.40	.17	(1.11)	(.94)	(.16)	-	(10)	(.16)	10.30	(8.31)	8,247	.23	.02	.43	3.24
10/31/2007	(9)	10.00	.12	1.28	1.40	-	-		-	11.40	14.00	5,350	.24	.02	.44	1.46

American Funds 2020 Target Date Retirement Fund
Class A:
4/30/2008	(8)	$11.30	$.15	$(1.02)	$(.87)	$(.14)	-	(10)	$(.14)	$10.29	(7.70)%	$216,334	.50%	.31%	.74%	2.92%
10/31/2007	(9)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	120,456	.60	.37	.78	1.47
Class R-1:
4/30/2008	(8)	11.24	.11	(1.01)	(.90)	(.11)	-	(10)	(.11)	10.23	(8.06)	2,291	1.37	1.07	1.48	2.17
10/31/2007	(9)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	1,475	1.40	1.07	1.48	.69
Class R-2:
4/30/2008	(8)	11.24	.10	(1.00)	(.90)	(.12)	-	(10)	(.12)	10.22	(8.06)	97,212	1.26	1.08	1.49	1.96
10/31/2007	(9)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	40,343	1.29	1.08	1.49	.70
Class R-3:
4/30/2008	(8)	11.28	.13	(1.02)	(.89)	(.14)	-	(10)	(.14)	10.25	(7.93)	132,765	.84	.65	1.06	2.46
10/31/2007	(9)	10.00	.08	1.20	1.28	-	-		-	11.28	12.80	60,541	.86	.65	1.06	.99
Class R-4:
4/30/2008	(8)	11.30	.14	(1.00)	(.86)	(.15)	-	(10)	(.15)	10.29	(7.66)	49,856	.52	.32	.73	2.78
10/31/2007	(9)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	23,465	.55	.32	.73	1.56
Class R-5:
4/30/2008	(8)	11.33	.16	(1.02)	(.86)	(.16)	-	(10)	(.16)	10.31	(7.63)	14,284	.21	.02	.43	3.03
10/31/2007	(9)	10.00	.14	1.19	1.33	-	-		-	11.33	13.30	5,773	.23	.02	.43	1.79

American Funds 2015 Target Date Retirement Fund
Class A:
4/30/2008	(8)	$11.16	$.17	$(.88)	$(.71)	$(.16)	-	(10)	$(.16)	$10.29	(6.40)%	$213,701	.51%	.32%	.73%	3.28%
10/31/2007	(9)	10.00	.15	1.01	1.16	-	-		-	11.16	11.60	120,871	.61	.37	.78	1.90
Class R-1:
4/30/2008	(8)	11.11	.13	(.88)	(.75)	(.12)	-	(10)	(.12)	10.24	(6.77)	1,375	1.37	1.07	1.47	2.64
10/31/2007	(9)	10.00	.09	1.02	1.11	-	-		-	11.11	11.10	1,085	1.39	1.07	1.48	1.16
Class R-2:
4/30/2008	(8)	11.10	.12	(.86)	(.74)	(.14)	-	(10)	(.14)	10.22	(6.71)	74,676	1.27	1.08	1.48	2.43
10/31/2007	(9)	10.00	.09	1.01	1.10	-	-		-	11.10	11.00	30,602	1.30	1.08	1.49	1.15
Class R-3:
4/30/2008	(8)	11.14	.15	(.87)	(.72)	(.16)	-	(10)	(.16)	10.26	(6.55)	105,646	.84	.65	1.05	2.87
10/31/2007	(9)	10.00	.12	1.02	1.14	-	-		-	11.14	11.40	52,436	.86	.65	1.06	1.48
Class R-4:
4/30/2008	(8)	11.17	.16	(.88)	(.72)	(.16)	-	(10)	(.16)	10.29	(6.44)	42,466	.52	.32	.72	3.15
10/31/2007	(9)	10.00	.16	1.01	1.17	-	-		-	11.17	11.70	20,916	.54	.32	.73	1.96
Class R-5:
4/30/2008	(8)	11.19	.18	(.87)	(.69)	(.18)	-	(10)	(.18)	10.32	(6.24)	9,820	.23	.02	.42	3.46
10/31/2007	(9)	10.00	.17	1.02	1.19	-	-		-	11.19	11.90	5,250	.23	.02	.43	2.16

American Funds 2010 Target Date Retirement Fund
Class A:
4/30/2008	(8)	$11.08	$.18	$(.86)	$(.68)	$(.17)	$(.01)		$(.18)	$10.22	(6.14)%	$193,287	.56%	.37%	.76%	3.54%
10/31/2007	(9)	10.00	.18	.90	1.08	-	-		-	11.08	10.80	115,796	.60	.37	.77	2.31
Class R-1:
4/30/2008	(8)	11.03	.15	(.86)	(.71)	(.13)	(.01)		(.14)	10.18	(6.50)	1,243	1.35	1.07	1.46	2.95
10/31/2007	(9)	10.00	.13	.90	1.03	-	-		-	11.03	10.30	986	1.35	1.07	1.47	1.64
Class R-2:
4/30/2008	(8)	11.03	.13	(.85)	(.72)	(.14)	(.01)		(.15)	10.16	(6.51)	56,284	1.27	1.08	1.47	2.58
10/31/2007	(9)	10.00	.12	.91	1.03	-	-		-	11.03	10.30	22,695	1.34	1.08	1.48	1.58
Class R-3:
4/30/2008	(8)	11.06	.16	(.85)	(.69)	(.17)	(.01)		(.18)	10.19	(6.28)	93,832	.84	.65	1.04	3.16
10/31/2007	(9)	10.00	.15	.91	1.06	-	-		-	11.06	10.60	44,224	.87	.65	1.05	1.88
Class R-4:
4/30/2008	(8)	11.09	.17	(.85)	(.68)	(.18)	(.01)		(.19)	10.22	(6.19)	40,175	.53	.32	.71	3.38
10/31/2007	(9)	10.00	.19	.90	1.09	-	-		-	11.09	10.90	19,354	.57	.32	.72	2.35
Class R-5:
4/30/2008	(8)	11.11	.20	(.86)	(.66)	(.19)	(.01)		(.20)	10.25	(5.99)	14,097	.21	.02	.41	3.85
10/31/2007	(9)	10.00	.20	.91	1.11	-	-		-	11.11	11.10	9,131	.29	.02	.42	2.57

Portfolio turnover rate for all classes of shares	Six months ended April 30, 2008 (8)		Period ended October 31, 2007 (9)

2050 Fund	2%		1%
2045 Fund	2		-	(11)
2040 Fund	-	(11)	1
2035 Fund	-	(11)	-	(11)
2030 Fund	1		-	(11)
2025 Fund	-	(11)	1
2020 Fund	-	(11)	-	(11)
2015 Fund	1		-	(11)
2010 Fund	10		8

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(5) Annualized.
(6) This column does not include expenses of the underlying funds in which each fund invests.
(7) This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's annualized expense ratio combined with the annualized weighted average net expense ratio of the underlying funds for the periods presented. See pages 32 to 35 for further information regarding fees and expenses.

(8) Unaudited for the six months ended April 30, 2008.
(9) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(10) Amount less than $.01.
(11) Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007, through April 30, 2008).

Actual expenses:

The first line of each share class in the table on pages 33 to 35 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on pages 33 to 35 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2007	Ending account value 4/30/2008	Expenses paid during period	Annualized expense ratio	Effective expenses paid during period	Effective annualized expense ratio
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$914.44	$1.33	.28%	$3.43	.72%
Class A -- assumed 5% return	1,000.00	1,023.47	1.41	.28	3.62	.72
Class R-1 -- actual return	1,000.00	911.05	5.08	1.07	7.08	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.47	1.49
Class R-2 -- actual return	1,000.00	910.66	5.13	1.08	7.13	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.52	1.50
Class R-3 -- actual return	1,000.00	912.74	3.09	.65	5.09	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.27	.65	5.37	1.07
Class R-4 -- actual return	1,000.00	913.97	1.52	.32	3.52	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.27	1.61	.32	3.72	.74
Class R-5 -- actual return	1,000.00	915.89	.10	.02	2.10	.44
Class R-5 -- assumed 5% return	1,000.00	1,024.76	.10	.02	2.21	.44
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$915.15	$1.24	.26%	$3.33	.70%
Class A -- assumed 5% return	1,000.00	1,023.57	1.31	.26	3.52	.70
Class R-1 -- actual return	1,000.00	911.49	5.09	1.07	7.08	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.47	1.49
Class R-2 -- actual return	1,000.00	911.36	5.13	1.08	7.13	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.52	1.50
Class R-3 -- actual return	1,000.00	912.80	3.09	.65	5.09	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.27	.65	5.37	1.07
Class R-4 -- actual return	1,000.00	913.78	1.52	.32	3.52	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.27	1.61	.32	3.72	.74
Class R-5 -- actual return	1,000.00	915.54	.10	.02	2.10	.44
Class R-5 -- assumed 5% return	1,000.00	1,024.76	.10	.02	2.21	.44
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$914.83	$1.33	.28%	$3.43	.72%
Class A -- assumed 5% return	1,000.00	1,023.47	1.41	.28	3.62	.72
Class R-1 -- actual return	1,000.00	910.75	5.08	1.07	7.08	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.47	1.49
Class R-2 -- actual return	1,000.00	911.35	5.13	1.08	7.13	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.52	1.50
Class R-3 -- actual return	1,000.00	912.22	3.09	.65	5.09	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.27	.65	5.37	1.07
Class R-4 -- actual return	1,000.00	914.23	1.52	.32	3.52	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.27	1.61	.32	3.72	.74
Class R-5 -- actual return	1,000.00	916.14	.10	.02	2.10	.44
Class R-5 -- assumed 5% return	1,000.00	1,024.76	.10	.02	2.21	.44
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$914.53	$1.14	.24%	$3.28	.69%
Class A -- assumed 5% return	1,000.00	1,023.67	1.21	.24	3.47	.69
Class R-1 -- actual return	1,000.00	911.39	5.09	1.07	7.08	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.47	1.49
Class R-2 -- actual return	1,000.00	910.96	5.13	1.08	7.13	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.52	1.50
Class R-3 -- actual return	1,000.00	912.87	3.09	.65	5.09	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.27	.65	5.37	1.07
Class R-4 -- actual return	1,000.00	913.99	1.52	.32	3.52	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.27	1.61	.32	3.72	.74
Class R-5 -- actual return	1,000.00	915.94	.10	.02	2.10	.44
Class R-5 -- assumed 5% return	1,000.00	1,024.76	.10	.02	2.21	.44
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$915.40	$1.33	.28%	$3.43	.72%
Class A -- assumed 5% return	1,000.00	1,023.47	1.41	.28	3.62	.72
Class R-1 -- actual return	1,000.00	911.43	5.09	1.07	7.08	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.47	1.49
Class R-2 -- actual return	1,000.00	911.78	5.13	1.08	7.13	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.52	1.50
Class R-3 -- actual return	1,000.00	912.94	3.09	.65	5.09	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.27	.65	5.37	1.07
Class R-4 -- actual return	1,000.00	914.85	1.52	.32	3.52	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.27	1.61	.32	3.72	.74
Class R-5 -- actual return	1,000.00	916.80	.10	.02	2.10	.44
Class R-5 -- assumed 5% return	1,000.00	1,024.76	.10	.02	2.21	.44
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$916.33	$1.19	.25%	$3.29	.69%
Class A -- assumed 5% return	1,000.00	1,023.62	1.26	.25	3.47	.69
Class R-1 -- actual return	1,000.00	911.89	5.09	1.07	7.04	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.42	1.48
Class R-2 -- actual return	1,000.00	912.04	5.13	1.08	7.08	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.47	1.49
Class R-3 -- actual return	1,000.00	913.82	3.09	.65	5.04	1.06
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.27	.65	5.32	1.06
Class R-4 -- actual return	1,000.00	914.79	1.52	.32	3.48	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.27	1.61	.32	3.67	.73
Class R-5 -- actual return	1,000.00	916.85	.10	.02	2.05	.43
Class R-5 -- assumed 5% return	1,000.00	1,024.76	.10	.02	2.16	.43
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$922.96	$1.48	.31%	$3.54	.74%
Class A -- assumed 5% return	1,000.00	1,023.32	1.56	.31	3.72	.74
Class R-1 -- actual return	1,000.00	919.44	5.11	1.07	7.06	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.42	1.48
Class R-2 -- actual return	1,000.00	919.44	5.15	1.08	7.11	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.47	1.49
Class R-3 -- actual return	1,000.00	920.70	3.10	.65	5.06	1.06
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.27	.65	5.32	1.06
Class R-4 -- actual return	1,000.00	923.39	1.53	.32	3.49	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.27	1.61	.32	3.67	.73
Class R-5 -- actual return	1,000.00	923.67	.10	.02	2.06	.43
Class R-5 -- assumed 5% return	1,000.00	1,024.76	.10	.02	2.16	.43
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$935.97	$1.54	.32%	$3.51	.73%
Class A -- assumed 5% return	1,000.00	1,023.27	1.61	.32	3.67	.73
Class R-1 -- actual return	1,000.00	932.31	5.14	1.07	7.06	1.47
Class R-1 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.37	1.47
Class R-2 -- actual return	1,000.00	932.89	5.19	1.08	7.11	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.42	1.48
Class R-3 -- actual return	1,000.00	934.54	3.13	.65	5.05	1.05
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.27	.65	5.27	1.05
Class R-4 -- actual return	1,000.00	935.59	1.54	.32	3.47	.72
Class R-4 -- assumed 5% return	1,000.00	1,023.27	1.61	.32	3.62	.72
Class R-5 -- actual return	1,000.00	937.60	.10	.02	2.02	.42
Class R-5 -- assumed 5% return	1,000.00	1,024.76	.10	.02	2.11	.42

American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$938.57	$1.78	.37%	$3.66	.76%
Class A -- assumed 5% return	1,000.00	1,023.02	1.86	.37	3.82	.76
Class R-1 -- actual return	1,000.00	934.96	5.15	1.07	7.02	1.46
Class R-1 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.32	1.46
Class R-2 -- actual return	1,000.00	934.86	5.20	1.08	7.07	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.37	1.47
Class R-3 -- actual return	1,000.00	937.23	3.13	.65	5.01	1.04
Class R-3 -- assumed 5% return	1,000.00	1,021.63	3.27	.65	5.22	1.04
Class R-4 -- actual return	1,000.00	938.06	1.54	.32	3.42	.71
Class R-4 -- assumed 5% return	1,000.00	1,023.27	1.61	.32	3.57	.71
Class R-5 -- actual return	1,000.00	940.12	.10	.02	1.98	.41
Class R-5 -- assumed 5% return	1,000.00	1,024.76	.10	.02	2.06	.41

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Board of directors and other officers

“Independent” directors
	Year first
	elected
	a director
Name and age	of the series[1]	Principal occupation(s) during past five years

Lee A. Ault III, 71	2007	Private investor and corporate director, former
Chairman of the Board		Chairman of the Board, In-Q-Tel, Inc. (technology
(Independent and		venture company funded principally by the Central
Non-Executive)		Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)

H. Frederick Christie, 74	2007	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Joe E. Davis, 73	2007	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production)

Martin Fenton, 73	2007	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 61	2007	President and CEO, Fuller Consulting (financial management consulting firm)

W. Scott Hedrick, 62	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business

Merit E. Janow, 50	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body

Mary Myers Kauppila, 54	2007	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.

Kirk P. Pendleton, 68	2007	Chairman of the Board and CEO, Cairnwood, Inc.
		(venture capital investment)

“Independent” directors

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

Lee A. Ault III, 71	2	Anworth Mortgage Asset Corporation;
Chairman of the Board		Office Depot, Inc.
(Independent and
Non-Executive)

H. Frederick Christie, 74	21	AECOM Technology Corporation; Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 73	2	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 73	18	None

Leonard R. Fuller, 61	16	None

W. Scott Hedrick, 62	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 50	4	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Mary Myers Kauppila, 54	6	None

Kirk P. Pendleton, 68	7	None

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the series[1]	underwriter of the series

James B. Lovelace, 52	2007	Senior Vice President — Capital Research Global
Vice Chairman of the Board		Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Michael J. Downer, 53	2006	Senior Vice President, Fund Business Management
President		Group, and Coordinator, Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]; Director, Capital Bank and Trust Company[5]

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

James B. Lovelace, 52	3	None
Vice Chairman of the Board

Michael J. Downer, 53	1	None
President

The statement of additional information includes additional information about the series’ directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

[1]Directors and officers of the series serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]Company affiliated with Capital Research and Management Company.

Other officers

	Year first
	elected	Principal occupation(s) during past five years and
Name, age and	an officer	positions held with affiliated entities
position with series	of the series[1]	or the principal underwriter of the series

Catherine L. Heron, 61	2007	Senior Vice President and Senior Counsel — Fund
Executive Vice President		Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[5]

Alan N. Berro, 47	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research and Management Company

Joyce E. Gordon, 51	2007	Senior Vice President — Capital Research Global
Senior Vice President		Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Nicholas J. Grace, 42	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research Company[5]

John H. Smet, 51	2007	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, American Funds Distributors, Inc.[5]

Steven I. Koszalka, 44	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and Management Company

Brian D. Bullard, 38	2008	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company; former Chief Accountant — Division of Investment Management, United States Securities and Exchange Commission

Gregory F. Niland, 36	2007	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Offices of the series and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th floor
San Francisco, CA 94105-3441

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-850-0608P

Litho in USA RCG/CG/9802-S14379

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: July 8, 2008

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: July 8, 2008